Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Entity Registrant Name	INTERPUBLIC GROUP OF COMPANIES, INC.
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000051644
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-6686
Entity Tax Identification Number	13-1024020
Entity Address, Address Line One	909 Third Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	704-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	IPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false